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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON DC 20549

                                  FORM 24F-2

                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2



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 1.    Name and address of issuer:

       BNY Hamilton Funds, Inc.
       3435 Stelzer Road
       Columbus, OH

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 2.    The name of each series or class of securities for which this Form is filed
       (If the Form is being filed for all series and classes of securities of the issuer check the box but do not list series or classes): [X]

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 3.    Investment Company Act File Number:

       811-06654

       Securities Act File Number:

       033-47703

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 4(a). Last day of fiscal year for which this Form is filed:

       December 31, 2006

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 4(b). [ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE:IF THE FORM IS BEING FILED LATE INTEREST MUST BE PAID ON THE REGISTRATION
     FEE DUE.
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 4(c). [ ] Check box if this is the last time the issuer will be filing this
           Form.
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 5.  Calculation of registration
     fee:

    (i) Aggregate sale price of
        securities sold during the
        fiscal year pursuant to
        section 24(f):                                    $  81,014,501,262
                                                          -----------------

   (ii) Aggregate price of
        securities redeemed or
        repurchased during the
        fiscal year:                $(78,782,584,706)
                                    -----------------

  (iii) Aggregate price of
        securities redeemed or
        repurchased during any
        prior fiscal year ending
        no earlier than October
        11, 1995 that were not
        previously used to reduce
        registration fees payable
        to the Commission:          $               0
                                    -----------------

   (iv) Total available redemption
        credits [add Items 5(ii)
        and 5(iii)]:                                      $(78,782,584,706)
                                                          -----------------

    (v) Net sales - if Item 5(i)
        is greater than Item
        5(iv) [subtract Item 5(iv)
        from Item 5(i)]:                                  $   2,231,916,556
                                                          -----------------

   (vi) Redemption credits
        available for use in
        future years - if Item
        5(i) is less than Item
        5(iv) [subtract Item 5(iv)
        from Item 5(i)]:            $               0
                                    -----------------

  (vii) Multiplier for determining
        registration fee (See
        Instruction C.9):                             x           0.0000307
                                                          -----------------

 (viii) Registration fee due
        [multiply Item 5(v) by
        Item 5(vii)] (enter "0" if
        no fee is due):                               =   $       68,519.85
                                                          =================

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 6. Prepaid Shares

    If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997 then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years then state that number here:

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 7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                     +$        0
                                                     -----------

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 8. Total of the amount of the registration fee due plus any interest due
    [line 5(viii) plus line 7]:

                                                     =$68,519.85
                                                     ===========

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 9. Date the registration fee and any interest payment was sent to the
    Commission's lockbox depository: 3/19/07

        Method of Delivery:

                  [X]  Wire Transfer
                  [ ]  Mail or other means

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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

      /S/ Guy Nordahl
      -----------------------------
      Guy Nordahl
      Vice President

Date: March 19, 2007
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* Please print the name and title of the signing officer below the signature.